Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure assets pledged as collateral [abstract]
Time deposits (shown as other current assets- other)	$ 392,100	$ 357,400
Subject of collateral	Guarantees for customs duties and land leased from Science Park Administration